The Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Everlake Financial Advisors Separate Account I
EVERLAKE LIFE INSURANCE COMPANY

Supplement dated September 25, 2026
to Prospectus dated May 1, 2026

This supplement contains information about changes to Variable Investment Options available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company.

Investment Option Update
This Supplement is to inform you that there were changes to Current Expenses for variable investment options that are available in your Annuity. You may not have funds invested in the Portfolios being referenced below, but you are receiving this Supplement because the Portfolios are available to you.

Portfolio Fee Changes:
Effective September 4, 2026 (the “Effective Date”), the Current Expenses listed in the table in “Appendix A – Investment Options Available Under the Contract” were restated for the following Portfolio Companies as shown below. The Fund Type, Advisor/Subadvisors, and Average Annual Total Returns appearing in “Appendix A” for the Portfolios were not changed.
Portfolio Company	Current Expenses
Putnam VT Global Asset Allocation Fund – Class IB♦	0.86%
Putnam VT Government Money Market Fund – Class IB♦	0.61%
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed.

If you have any questions or would like another copy of the current Contract or Portfolio Prospectus, please call us at 1-800-457-7617.

Please keep this supplement together with your prospectus for future reference.
No other action is required of you.

ELIC_SUP3

PUTNAM ADVISOR APEX

Everlake Financial Advisors Separate Account I
EVERLAKE LIFE INSURANCE COMPANY

Supplement dated September 25, 2026
to Prospectus dated May 1, 2026

This supplement contains information about changes to Variable Investment Options available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company.

Investment Option Update
This Supplement is to inform you that the Current Expenses for Putnam VT Global Asset Allocation Fund – Class IB and Putnam VT Government Money Market Fund – Class IB were revised. You may not have funds invested in these Portfolios, but you are receiving this Supplement because the Portfolios are available to you.
As a result, effective September 4, 2026 (the “Effective Date”), revisions have been made to the following sections in the prospectus.

1. Key Information:
The following replaces the Portfolio Company fees and expenses in the “Are There Ongoing Fees and Expenses?” section under “Fees, Expenses, and Adjustments.”
Annual Fee	Minimum	Maximum
Portfolio Company fees and expenses	0.61%	1.71%

The following replaces the Lowest Annual Cost in the “Are There Ongoing Fees and Expenses?” section under “Fees, Expenses, and Adjustments.”
Lowest Annual Cost: $7,162

2. Fee Table:
The following replaces the Annual Portfolio Company Expenses table and the Example:
Annual Portfolio Company Expenses
	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or services (12b-1) fees, and other expenses)	0.61%	1.71%

EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, and Portfolio fees and expenses.
The Example assumes that you invest $100,000 in the Variable Options in your Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. These optional benefits include

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the Retirement Income Guarantee Option 2 and the Earnings Protection Death Benefit Option for a person age 66 or more. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$9,523	$17,013	$24,746	$45,202	$8,436	$13,869	$19,606	$35,388
If you annuitize your Contract at the end of the applicable time period:	$9,523	$17,013	$24,746	$45,202	$8,436	$13,869	$19,606	$35,388
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$9,523	$17,013	$24,746	$45,202	$8,436	$13,869	$19,606	$35,388

3. Appendix A – Investment Options Available Under the Contract:
The following replaces the Current Expenses listed in the table in “Appendix A” for the following Portfolio Companies. The Fund Type, Advisor/Subadvisors, and Average Annual Total Returns appearing in “Appendix A” for the Portfolios did not change.
Portfolio Company	Current Expenses
Putnam VT Global Asset Allocation Fund – Class IB♦	0.86%
Putnam VT Government Money Market Fund – Class IB♦	0.61%
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed.

If you have any questions or would like another copy of the current Contract or Portfolio Prospectus, please call us at 1-800-457-7617.

Please keep this supplement together with your prospectus for future reference.
No other action is required of you.

ELIC_SUP5

The Putnam Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Everlake Financial Advisors Separate Account I
EVERLAKE LIFE INSURANCE COMPANY

Supplement dated September 25, 2026
to Prospectus dated May 1, 2026
This supplement contains information about changes to Variable Investment Options available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company.
Investment Option Update
This Supplement is to inform you that the Current Expenses for Putnam VT Global Asset Allocation Fund – Class IB and Putnam VT Government Money Market Fund – Class IB were revised. You may not have funds invested in these Portfolios, but you are receiving this Supplement because the Portfolios are available to you.
As a result, effective September 4, 2026 (the “Effective Date”), revisions have been made to the following sections in the prospectus.
1. Key Information:
The following replaces the Portfolio Company fees and expenses in the “Are There Ongoing Fees and Expenses?” section under “Fees, Expenses, and Adjustments.”
Annual Fee	Minimum	Maximum
Portfolio Company fees and expenses	0.61%	1.71%

The following replaces the Lowest Annual Cost in the “Are There Ongoing Fees and Expenses?” section under “Fees, Expenses, and Adjustments.”
Lowest Annual Cost: Putnam Advisor $1,902 Putnam Advisor Plus $2,259 Putnam Advisor Preferred $2,310

2. Fee Table:
The following replaces the Annual Portfolio Company Expenses table and the Examples:
Annual Portfolio Company Expenses
	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or services (12b-1) fees, and other expenses)	0.61%	1.71%

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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the Variable Options in your Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. These optional benefits include the Retirement Income Guarantee Option 2 and the Earnings Protection Death Benefit Option for a person age 66 or more. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PUTNAM ADVISOR
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$11,089	$18,407	$24,918	$43,065	$9,982	$15,152	$19,605	$33,073
If you annuitize your Contract at the end of the applicable time period:	$4,089	$12,407	$20,918	$43,065	$2,982	$9,152	$15,605	$33,073
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,089	$12,407	$20,918	$43,065	$2,982	$9,152	$15,605	$33,073

PUTNAM ADVISOR PLUS
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$12,442	$21,430	$28,561	$46,024	$11,339	$18,210	$23,347	$36,420
If you annuitize your Contract at the end of the applicable time period:	$4,442	$13,430	$22,561	$46,024	$3,339	$10,210	$17,347	$36,420
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,442	$13,430	$22,561	$46,024	$3,339	$10,210	$17,347	$36,420

PUTNAM ADVISOR PREFERRED
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$6,492	$13,576	$22,794	$46,438	$5,390	$10,361	$17,594	$36,888
If you annuitize your Contract at the end of the applicable time period:	$4,492	$13,576	$22,794	$46,438	$3,390	$10,361	$17,594	$36,888
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,492	$13,576	$22,794	$46,438	$3,390	$10,361	$17,594	$36,888

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3. Appendix A – Investment Options Available Under the Contract:
The following replaces the Current Expenses listed in the table in “Appendix A” for the following Portfolio Companies. The Fund Type, Advisor/Subadvisors, and Average Annual Total Returns appearing in “Appendix A” for the Portfolios did not change.
Portfolio Company	Current Expenses
Putnam VT Global Asset Allocation Fund – Class IB♦	0.86%
Putnam VT Government Money Market Fund – Class IB♦	0.61%
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed.

If you have any questions or would like another copy of the current Contract or Portfolio Prospectus, please call us at 1-800-457-7617.

Please keep this supplement together with your prospectus for future reference.
No other action is required of you.

ELIC_SUP4